Cromwell Marketfield L/S Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 85.0%	Shares	Value
Automobiles - 5.4%
Tesla, Inc.(a)	12,909	$2,269,273
Toyota Motor Corp. - ADR	20,530	5,166,991
		7,436,264

Building Products - 0.7%
TOTO Ltd.	33,886	948,217

Chemicals - 3.3%
The Sherwin-Williams Co.(b)	12,762	4,432,625

Construction Materials - 3.2%
Eagle Materials, Inc.	15,778	4,287,671

Consumer Staples Distribution & Retail - 3.5%
Costco Wholesale Corp.(b)	6,358	4,658,062

Electrical Equipment - 2.2%
Rockwell Automation, Inc.	9,975	2,906,017

Electronic Equipment, Instruments & Components - 2.5%
Keyence Corp.	7,324	3,391,063

Energy Equipment & Services - 3.6%
Schlumberger Ltd.(b)	87,733	4,808,646

Ground Transportation - 5.4%
Norfolk Southern Corp.(b)	15,466	3,941,820
Union Pacific Corp.(b)	13,396	3,294,478
		7,236,298

Health Care Equipment & Supplies - 3.6%
Intuitive Surgical, Inc.(a)(b)	12,032	4,801,851

Household Durables - 4.5%
Lennar Corp. - Class A	15,000	2,579,700
Mohawk Industries, Inc.(a)(b)	26,247	3,435,470
		6,015,170

Machinery - 10.2%
Caterpillar, Inc.(b)	14,954	5,479,594
Cummins, Inc.	13,677	4,029,928
Deere & Co.	10,833	4,449,546
		13,959,068

Marine Transportation - 5.4%
Genco Shipping & Trading Ltd.	137,005	2,785,312
Star Bulk Carriers Corp.	185,375	4,424,901
		7,210,213

Metals & Mining - 10.7%
Anglo American PLC	50,188	1,236,362
Barrick Gold Corp.	136,014	2,263,273
Freeport-McMoRan Copper & Gold, Inc.	70,949	3,336,022
MMC Norilsk Nickel PJSC - ADR(a)(c)	105,916	0
Nippon Steel Corp.	223,900	5,367,506
Rio Tinto PLC - ADR	36,239	2,309,874
		14,513,037

Oil, Gas & Consumable Fuels - 17.2%
Chevron Corp.	21,690	3,421,381
ConocoPhillips(b)	42,886	5,458,530
Devon Energy Corp.	66,451	3,334,511
EOG Resources, Inc.	19,299	2,467,184
Golar LNG Ltd.	88,634	2,132,534
Marathon Petroleum Corp.	20,764	4,183,946
Whitehaven Coal Ltd.	459,131	2,124,263
		23,122,349

Real Estate Management & Development - 1.5%
The St. Joe Co.	35,827	2,076,891

Specialty Retail - 2.1%
The Home Depot, Inc.	7,243	2,778,415
TOTAL COMMON STOCKS (Cost $70,193,654)		114,581,857

EXCHANGE TRADED FUNDS - 6.0%	Shares	Value
SPDR S&P Oil & Gas Exploration & Production ETF	22,753	3,525,122
VanEck Gold Miners ETF(b)	146,142	4,621,010
VanEck Russia ETF(c)	81,903	0
TOTAL EXCHANGE TRADED FUNDS (Cost $7,758,806)		8,146,132

REAL ESTATE INVESTMENT TRUSTS - 1.9%	Shares	Value
Hotel & Resort Real Estate Investment Trusts - 1.9%
Ryman Hospitality Properties, Inc.	22,187	2,565,039
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,643,406)		2,565,039

TOTAL INVESTMENTS - 92.9% (Cost $80,595,866)		125,293,028
Securities Sold Short – (28.7)%		(38,750,724)
Other Assets in Excess of Liabilities – 35.8%		48,163,256
TOTAL NET ASSETS - 100.0%		$134,705,560

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PJSC - Public Joint Stock Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of March 31, 2024 is $34,335,550.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2024.

Cromwell Marketfield L/S Fund
Schedule of Securities Sold Short
as of March 31, 2024 (Unaudited)

COMMON STOCKS - (16.1)%	Shares	Value
Banks - (2.5)%
Bank Of America Corp.	(87,795)	$(3,329,186)

Capital Markets - (11.0)%
BlackRock, Inc.	(3,138)	(2,616,150)
Brookfield Corp.	(96,001)	(4,019,562)
Invesco Ltd.	(85,493)	(1,418,329)
The Carlyle Group, Inc.	(76,436)	(3,585,613)
The Goldman Sachs Group, Inc.	(7,529)	(3,144,788)
		(14,784,442)

Consumer Finance - (2.6)%
Synchrony Financial	(81,550)	(3,516,436)
TOTAL COMMON STOCKS (Proceeds $16,854,527)		(21,630,064)

EXCHANGE TRADED FUNDS - (12.1)%	Shares	Value
Invesco QQQ Trust Series 1	(26,752)	(11,878,155)
iShares MSCI Germany ETF	(142,597)	(4,527,455)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $11,255,071)		(16,405,610)

REAL ESTATE INVESTMENT TRUSTS - (0.5)%	Shares	Value
Office Real Estate Investment Trusts - (0.5)%
Vornado Realty Trust	(24,854)	(715,050)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $1,828,341)		(715,050)

TOTAL SECURITIES SOLD SHORT - (28.7)% (Proceeds $29,937,939)		$(38,750,724)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Exposure at March 31, 2024

FASB Accounting Standards Codification, “Fair Value Measurements” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2024:

Cromwell Marketfield L/S Fund
	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks	$114,581,857	$–	$0	(a)	$114,581,857
Exchange Traded Funds	8,146,132	–	0	(a)	8,146,132
Real Estate Investment Trusts	2,565,039	–	–		2,565,039
Total Assets	$125,293,028	$–	$0	(a)	$125,293,028

Liabilities:
Common Stocks	$(21,630,064)	$–	$–		$(21,630,064)
Exchange Traded Funds	(16,405,610)	–	–		(16,405,610)
Real Estate Investment Trusts	(715,050)	–	–		(715,050)
Total Liabilities	$(38,750,724)	$–	$–		$(38,750,724)

Refer to the Schedule of Investments for industry classifications.

(a)	Amount is less than $0.50.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in
Securities
Balance as of December 31, 2023	$-	(b)
Purchases	-
Sales proceeds	-
Realized gain (loss)	-
Change in net unrealized appreciation/depreciation	-
Net sales	-
Transfers into and/or out of Level 3	-
Balance as of March 31, 2024	$-
Change in unrealized appreciation/depreciation during the period for Level 3 investments held at as of March 31, 2024	$-

(b) As of December 31, 2023, all Level 3 assets were valued at $0.

The Level 3 investments as of March 31, 2024, represented 0.0% of the Fund's net assets.